Financial Risk Management - Schedule of net exposure to exchange differences of monetary assets (Details) - Currency risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	$ 155,757	$ 756,676	$ 923,773
Other currencies
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	$ 1,258,000	$ 1,679	$ 8,708